TAXATION (Narrative) (Details) - CNY (¥) ¥ in Thousands			1 Months Ended	12 Months Ended		36 Months Ended
		Mar. 13, 2015	Aug. 31, 2014	Dec. 31, 2015	Dec. 31, 2007	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Line Items]
Provision for VAT refund	[1]			¥ 24,811			¥ 24,811
Unrecognized tax benefits that if recognized would affect the annual effective tax rate				4,948			565	¥ 1,395
China [Member]
Income Taxes [Line Items]
VAT payable				¥ 30,590			29,690
Business tax (as a percent)				5.00%
Business tax payable				¥ 27,168			¥ 25,132
Favorable tax rate for a High and New Technology Enterprise (as a percent)				15.00%
Transition period for the entities enjoying favorable income tax rate				5 years
Income tax rate to be gradually changed to at the end of the transition period (as a percent)				25.00%
Withholding income tax on dividends distributed by an FIE to its immediate holding company outside China (as a percent)				10.00%
Lower withholding income tax on dividends distributed by an FIE to its immediate holding company registered in Hong Kong or other jurisdiction that have a tax treaty or arrangement with China (as a percent)				5.00%
Income tax rate for schools in certain cities registered as requiring reasonable returns (as a percent)				25.00%
China [Member] | Beijing [Member]
Income Taxes [Line Items]
VAT (as a percent)				6.00%
Business tax (as a percent)				5.00%
China [Member] | Shenzhen [Member]
Income Taxes [Line Items]
VAT (as a percent)				6.00%
Business tax (as a percent)				5.00%
China [Member] | Minimum [Member]
Income Taxes [Line Items]
VAT (as a percent)				3.00%
Business tax (as a percent)				3.00%
Income tax rate for schools in certain cities registered as requiring reasonable returns (as a percent)				1.50%
China [Member] | Maximum [Member]
Income Taxes [Line Items]
VAT (as a percent)				6.00%
Business tax (as a percent)				5.00%
Income tax rate for schools in certain cities registered as requiring reasonable returns (as a percent)				2.50%
Hong Kong [Member]
Income Taxes [Line Items]
Income tax rate (as a percent)					16.50%
Beijing Ambow Online Software Co Ltd [Member]
Income Taxes [Line Items]
Period within which appeal can be filed		10 days
Late payment interest recognized for the loss contingency				¥ 1,328
Claw back amount claimed by tax authority			¥ 7,278
Corresponding late payment interest on claw back amount claimed by tax authority			¥ 3,435	¥ 1,328
Beijing Ambow Online Software Co Ltd [Member] | China [Member]
Income Taxes [Line Items]
Percentage of tax deduction						50.00%

[1]	Management considered the collectability of VAT refund was remote as a result of tax dispute between Ambow Online, Yuhua and the tax authority, as disclosed in Note 17(c), the Group provided a provision amounting to RMB 24,811 as of December 31, 2014 and 2015.